IMPAIRMENT OF ASSETS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 04, 2020	Jul. 06, 2019	Jul. 04, 2020	Jul. 06, 2019
Disclosure of impairment of assets [Abstract]
Impairment loss	$ 16	$ 0	$ 16	$ 0